Shareholder Fees {- Fidelity Sustainable Multi-Asset Fund}	Feb. 09, 2022 USD ($)
NF_05.31 Fidelity Sustainable Multi-Asset Fund Retail PRO-01 | Fidelity Sustainable Multi-Asset Fund
Shareholder Fees:
(fees paid directly from your investment)	none